Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Foreign Currency Forward Contracts

As at June 30, 2015, the Company was committed to the following foreign currency forward contracts:

			Fair Value /
			Carrying
			Amount
			Of Asset	Expected Maturity
	Contract Amount in	Average	(Liability)	2015	2016	2017
	Foreign Currency	Forward Rate (1)	$	$	$	$
Euro	23,137	0.88	(593)	24,011	2,413	—
Norwegian Kroner	993,500	7.06	(14,809)	55,440	76,728	8,585
Singapore Dollar	22,442	1.36	53	—	16,537	—

			(15,349)	79,451	95,678	8,585

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps

As at June 30, 2015, the Company was committed to the following cross currency swaps:

					Fair Value /
					Carrying
Notional	Notional	Floating Rate Receivable			Amount of
Amount	Amount	Reference		Fixed Rate	Asset /	Remaining
NOK	USD	Rate	Margin	Payable	(Liability)	Term (years)
700,000	122,800	NIBOR	4.75%	5.52%	(34,288)	0.3
500,000	89,710	NIBOR	4.00%	4.94%	(26,776)	0.6
600,000	101,351	NIBOR	5.75%	7.49%	(28,252)	1.6
700,000	125,000	NIBOR	5.25%	6.88%	(39,938)	1.8
800,000	143,536	NIBOR	4.75%	6.07%	(44,925)	2.6
900,000	150,000	NIBOR	4.35%	6.43%	(40,398)	3.2
1,000,000	162,200	NIBOR	4.25%	6.42%	(40,604)	3.6
1,000,000	134,000	NIBOR	3.70%	5.92%	(9,063)	4.9

					(264,244)

Interest Rate Swap Agreements

As at June 30, 2015, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability)	Weighted- Average Remaining Term	Fixed Interest Rate
		$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	3,203,703	(305,934)	5.8	3.4
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	500,000	(20,550)	0.5	3.1
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	155,000	(1,365)	7.5	2.2
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	155,000	1,958	7.5	3.3
LIBOR-Based Restricted Cash Deposit:
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	255,316	(35,874)	5.5	3.1

			(361,765)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of June 30, 2015, ranged from 0.3% to 3.95%.
(2)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(3)

Interest rate swap with an aggregate principal amount of $180 million is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in 2015 whereby the swap will be settled based on its fair value at that time. Interest rate swaps with an aggregate principal amount of $320 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.

(4)

During June 2015, as part of its hedging program, Teekay LNG entered into an interest rate swaption agreement whereby it has a one-time option in April 2017 to enter into an interest rate swap at a fixed rate of 3.34% with a third party, and the third party has a one-time option in April 2017 to require Teekay LNG to enter into an interest swap at a fixed rate of 2.15%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in April 2017 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(5)	Principal amount reduces monthly to 70.1 million Euros ($78.1 million) by the maturity dates of the swap agreements.
(6)	Principal amount is the U.S. Dollar equivalent of 229.2 million Euros.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

				Current
	Prepaids			Portion of
	and	Derivative	Accrued	Derivative	Derivative
	Other	Assets	Liabilities	Liabilities	Liabilities
As at June 30, 2015
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	88	556	—	(13,797)	(2,196)
Interest rate swap agreements	—	6,769	(19,016)	(119,334)	(230,184)
Cross currency swap agreements	—	—	(2,538)	(74,705)	(187,001)
Stock purchase warrants	—	11,051	—	—	—

	88	18,376	(21,554)	(207,836)	(419,381)

As at December 31, 2014
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(14,218)	(4,189)
Interest rate swap agreements	—	5,101	(22,656)	(148,006)	(240,171)
Cross currency swap agreements	—	—	(1,835)	(41,733)	(177,822)
Stock purchase warrants	—	9,314	—	—	—

	—	14,415	(24,491)	(203,957)	(422,182)

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments

The effect of the gains and (losses) on derivatives not designated as hedging instruments in the consolidated statements of income (loss) are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(27,205)	(30,755)	(55,094)	(60,245)
Interest rate swap agreement terminations	—	—	—	1,000
Foreign currency forward contracts	(4,232)	110	(9,660)	(1,175)

	(31,437)	(30,645)	(64,754)	(60,420)

Unrealized gains (losses) relating to:
Interest rate swap agreements	83,986	(39,096)	40,326	(64,494)
Foreign currency forward contracts	9,386	(1,926)	3,057	1,125
Stock purchase warrants	1,817	(3,664)	1,737	1,210

	95,189	(44,686)	45,120	(62,159)

Total realized and unrealized gains (losses) on derivative instruments	63,752	(75,331)	(19,634)	(122,579)

Effect of Gains (Losses) on Cross Currency Swaps

The effect of the gains (losses) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
	$	$	$	$
Realized losses	(3,771)	(144)	(7,934)	(289)
Unrealized gains (losses)	13,501	(24,803)	(42,152)	(11,481)

Total realized and unrealized gains (losses) on cross currency swaps	9,730	(24,947)	(50,086)	(11,770)